Long-Term Debt (Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Secured Debt [Abstract]
Secured contingent payment obligation	$ 26,651
Secured contingent payment obligation	33,057	$ 26,651
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Secured Debt [Abstract]
Change in fair value	1,961
Unsecured Debt [Abstract]
Unsecured contingent payment obligation
Reclassification of other liabilities	1,003
Issuance of contingent payment rights	2,258
Change in fair value	1,961
Unsecured contingent payment obligation	5,222
Contingent Payment Obligation [Member] | Secured Debt [Member]
Secured Debt [Abstract]
Secured contingent payment obligation	26,651	25,557
Change in fair value	6,406	1,094
Secured contingent payment obligation	33,057	26,651
Unsecured Debt [Abstract]
Change in fair value	$ 6,406	$ 1,094